Income Taxes (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019
Income Taxes [Abstract]
Percentage of taxable income that must be distributed to qualify as a REIT				90.00%
Components of Income Tax Benefit [Abstract]
Deferred federal income tax benefit				$ (14,302)		$ (5,525)
Deferred state income tax benefit				(1,130)		(1,247)
Benefit from Corporate Business Taxes		$ (3,278)	$ (3,053)	(15,432)	[1]	(6,772)	[1]
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Computed income tax benefit at federal rate				(16,160)		(12,103)
State tax benefit, net of federal tax, if applicable				(1,130)		(1,247)
REIT income not subject to tax (benefit)				1,858		6,578
Benefit from Corporate Business Taxes		(3,278)	$ (3,053)	$ (15,432)	[1]	$ (6,772)	[1]
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Computed income tax expense (benefit) at federal rate				21.00%		21.00%
State tax benefit, net of federal tax, if applicable				1.50%		2.20%
REIT income not subject to tax (benefit)				(2.40%)		(11.40%)
Benefit from Effective Tax Rate	[1]			20.10%		11.80%
Deferred tax assets [Abstract]
Deferred tax - mortgage servicing rights		(14,375)		$ (14,375)				$ (994)
Deferred tax - net operating loss		(3,816)		(3,816)				(1,763)
Total net deferred tax assets		(18,191)		(18,191)				(2,757)
Valuation allowance		$ 0		$ 0				$ 0

[1]	The provision for income taxes is recorded at the TRS level.